Current Liabilities (Details Textual)	9 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2014 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD
Current Liabilites Textual [Abstract]
Line of credit with a bank in Sydney Australia					40,000,000	30,000,000	25,000,000
Company used line of credit facility					40,000,000
Interest expense charged to cost of revenue related to the loan	$ 1,268,668	$ 1,410,596	$ 1,905,471	$ 1,711,920
Line of credit facility, expiration date	Dec. 31, 2014		Dec. 31, 2013